SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE
FIRST INVESTORS INCOME FUNDS PROSPECTUS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

This Supplement supersedes the Supplement dated March 13, 2007.

1.

The information regarding Clark D. Wagner in the second paragraph on page 32 under the “Fund Management” section is deleted in its entirety and replaced with the following:

Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government Fund and Co-Portfolio Manager of the Investment Grade Fund.  Mr. Wagner also serves as a Portfolio Manager or Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

2.

The information regarding Martin F. Fetherston in the fourth paragraph on page 32 under the “Fund Management” section is deleted in its entirety and replaced with the following:

Steve Chan, CFA, serves as Co-Portfolio Manager of the Investment Grade Fund.  Mr. Chan also serves as a Co-Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2007, Mr. Chan was a Vice President and served as a credit analyst at Spectrum Asset Management (2002-2007), a unit of the Principal Financial Group.

IP1107

SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE
FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

Dated January 31, 2007

This Supplement supersedes the Supplement dated March 13, 2007.

1.

The information regarding Martin F. Fetherston on page 10 under “Who manages the Investment Grade Fund” is deleted in its entirety and replaced with the following:

Clark D. Wagner, Director of Fixed Income, serves as the Co-Portfolio Manager of the Investment Grade Fund.  Mr. Wagner also serves as a Portfolio Manager or Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Steve Chan, CFA, serves as the other Co-Portfolio Manager of the Investment Grade Fund.  Mr. Chan also serves as a Co-Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2007, Mr. Chan was a Vice President and served as a credit analyst at Spectrum Asset Management (2002-2007), a unit of the Principal Financial Group.

IG1107

SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

1.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006” on page I-10 is supplemented with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Steve Chan: Investment Grade	Other Registered Investment Companies	1	$38.4	None	$0
	Other Pooled Investment Vehicles	None	$0	None	$0
	Other Accounts	None	$0	None	$0

1 Information for Steve Chan is as of November 5, 2007.

2.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006 on page I-12 is supplemented with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006[2]
FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Steve Chan	Investment Grade	None

2 Information for Steve Chan is as of November 5, 2007.

IFSAI1107